Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	WEITZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001257927
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
Hickory Fund (Prospectus Summary) | Hickory Fund | Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEHIX